AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 15, 2014 TO THE CURRENT PROSPECTUS FOR:

•	EQUI-VEST® (Series 201)
•	EQUI-VEST® StrategiesSM (Series 900)
•	EQUI-VEST® StrategiesSM (Series 901)

This Supplement modifies certain information in the above-referenced prospectus, supplements to the prospectus and statement of additional information (together, the “Prospectus”) offered by AXA Equitable Life Insurance Company (“AXA Equitable”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with certain changes to the Prospectus. As applicable to your contract, please note the following changes:

A.	For Series 201 contracts only:

In the section entitled “Example” under the heading “Fee Table,” the third sentence of the sixth paragraph is deleted in its entirety and replaced with the following:

The Non-Personal Income Benefit variable investment options with the maximum and minimum underlying portfolio expenses are the All Asset Moderate Growth-Alt 15 and EQ/Equity 500 Index, respectively.

B.	For Series 900 and Series 901 contracts only:

In the section entitled “Examples: EQUI-VEST® Strategies contracts” under the heading “Fee Table,” the third sentence of the sixth paragraph is deleted in its entirety and replaced with the following:

The Non-Personal Income Benefit variable investment options with the maximum and minimum underlying portfolio expenses are the All Asset Moderate Growth-Alt 15 and EQ/Equity 500 Index, respectively.

EQUI-VEST® is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable).

EQUI-VEST® Strategies is issued by and is a service mark of AXA Equitable.

Distributed by affiliate AXA Advisors, LLC and/or for certain contracts co-distributed by affiliate AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2014 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas,

New York, NY 10104

(212) 554-1234

IM-09-14 (8/14)	153063 (8/14)
EV 201, 900 and 901 (IF/NB)	#766843